Risk Management - Summary of Size, Carrying Amount of Assets Recognised in Financial Statement and Maximum Exposure Relating to its Interest In Unconsolidated Structured Entities (Detail) - CNY (¥)
¥ in Millions
12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Funds managed by affiliated entities [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, size		¥ 185,158	¥ 120,797
Unconsolidated structured entities, carrying amount of assets		6,497	629
Unconsolidated structured entities, maximum exposure		¥ 6,497	¥ 629
Unconsolidated structured entities, Interest held by the Group		Investment income and service fee	Investment income and service fee
Funds managed by third parties [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, carrying amount of assets		¥ 106,205	¥ 104,678
Unconsolidated structured entities, maximum exposure		¥ 106,205	¥ 104,678
Unconsolidated structured entities, Interest held by the Group		Investment income	Investment income
Trust schemes managed by affiliated entities [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, size		¥ 6,400	¥ 3,800
Unconsolidated structured entities, carrying amount of assets		3,588	2,680
Unconsolidated structured entities, maximum exposure		¥ 3,588	¥ 2,680
Unconsolidated structured entities, Interest held by the Group		Investment income and service fee	Investment income and service fee
Trust schemes managed by third parties [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, carrying amount of assets		¥ 71,707	¥ 89,769
Unconsolidated structured entities, maximum exposure		¥ 71,707	¥ 89,769
Unconsolidated structured entities, Interest held by the Group		Investment income	Investment income
Debt investment schemes managed by affiliated entities [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, size		¥ 34,025	¥ 59,456
Unconsolidated structured entities, carrying amount of assets		14,832	32,029
Unconsolidated structured entities, maximum exposure		¥ 14,832	¥ 32,029
Unconsolidated structured entities, Interest held by the Group		Investment income and service fee	Investment income and service fee
Debt investment schemes managed by third parties [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, carrying amount of assets		¥ 37,112	¥ 33,330
Unconsolidated structured entities, maximum exposure		¥ 37,112	¥ 33,330
Unconsolidated structured entities, Interest held by the Group		Investment income	Investment income
Others managed by affiliated entities [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, size	[1]	¥ 452,814	¥ 422,006
Unconsolidated structured entities, carrying amount of assets	[1]	10,827	9,502
Unconsolidated structured entities, maximum exposure	[1]	¥ 10,827	¥ 9,502
Unconsolidated structured entities, Interest held by the Group	[1]	Investment income and service fee	Investment income and service fee
Others managed by third parties [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, carrying amount of assets	[1]	¥ 98,003	¥ 110,035
Unconsolidated structured entities, maximum exposure	[1]	¥ 98,003	¥ 110,035
Unconsolidated structured entities, Interest held by the Group	[1]	Investment income	Investment income

[1]	Others included wealth management products, special asset management schemes, and asset-backed plans, etc.